Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2010	$ 63,811	$ 13	$ 160,010	$ (96,214)	$ 2
Beginning balance, shares at Dec. 31, 2010		13,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options to purchase common stock	1,334	1	1,333	0	0
Exercise of options to purchase common stock, shares	441,963	442,000
Employee stock purchase under Employee stock purchase plan	46	0	46	0	0
Employee stock purchase under Employee stock purchase plan, shares		8,000
Stock-based compensation related to:
Employee stock option grants	3,677	0	3,677	0	0
Non-employee stock option grants	355	0	355	0	0
Employee stock purchase plan	22	0	22	0	0
Stock option modifications	351	0	351	0	0
Vested restricted stock, shares		5,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	9	0	9	0	0
Net loss	(3,880)	0	0	(3,880)	0
Unrealized gain (loss) on marketable securities	27	0	0	0	27
Ending balance at Dec. 31, 2011	65,752	14	165,803	(100,094)	29
Ending balance, shares at Dec. 31, 2011		13,905,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options to purchase common stock	1,069	0	1,069	0	0
Exercise of options to purchase common stock, shares	266,522	266,000
Employee stock purchase under Employee stock purchase plan	28	0	28	0	0
Employee stock purchase under Employee stock purchase plan, shares		5,000
Stock-based compensation related to:
Employee stock option grants	2,696	0	2,696	0	0
Non-employee stock option grants	187	0	187	0	0
Employee stock purchase plan	18	0	18	0	0
Stock option modifications	28	0	28	0	0
May 1, 2012 sale of common stock, net of offering costs of $2,848	37,653	5	37,648	0	0
May 1, 2012 sale of common stock, shares		4,500,000
Net loss	(12,016)	0	0	(12,016)	0
Unrealized gain (loss) on marketable securities	(22)	0	0	0	(22)
Ending balance at Dec. 31, 2012	95,393	19	207,477	(112,110)	7
Ending balance, shares at Dec. 31, 2012		18,676,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options to purchase common stock	435	0	435	0	0
Exercise of options to purchase common stock, shares	162,133	162,000
Employee stock purchase under Employee stock purchase plan	10	0	10	0	0
Employee stock purchase under Employee stock purchase plan, shares		4,000
Stock-based compensation related to:
Employee stock option grants	3,028	0	3,028	0	0
Non-employee stock option grants	84	0	84	0	0
Employee stock purchase plan	6	0	6	0	0
Stock option modifications	217	0	217	0	0
Net loss	(27,446)	0	0	(27,446)	0
Unrealized gain (loss) on marketable securities	15	0	0	0	15
Ending balance at Dec. 31, 2013	$ 71,742	$ 19	$ 211,257	$ (139,556)	$ 22
Ending balance, shares at Dec. 31, 2013		18,842,000